Loans Payable	12 Months Ended
Apr. 30, 2021
Disclosure Of Loans And Advances And Deposits [Abstract]
Loans Payable
11.	Loans payable

Bonds

On June 10, 2020, the Company repaid secured bonds, due June 17, 2020, in the aggregate principal amount of $3,000 (the “Bonds”) less structuring and finder’s fees of $60 cash and $171 attributed to finders warrants, totaling $231, plus outstanding interest calculated at 8% per annum, for a total payment of $3,234.

On June 18, 2018, the Company issued 3,000,000 warrants to the bond holders as a fee, each warrant entitling the bond holders to acquire one share of Starcore at a price of $0.20, which expired unexercised subsequent to April 30, 2021 on June 18, 2021. The Company determined a value of $171 on the warrants, which was included in the Discount, based on the Black-Scholes model using a then stock price of $0.017; a 3 year expected life; expected volatility of 56%; and, a risk-free rate of 1.45%.

Secured Loan

During the year ended April 30, 2018, the Company borrowed $1,282 (USD $1,000) (the “Loan”) which was secured against certain assets of the Company and carried interest at 8% per annum, compounded and paid annually. The interest on the loan was paid to the lender on October 25, 2019, and the lender agreed to extend the loan for additional 6 months to April 25, 2020. On April 25, 2020, the loan amount was repaid along with interest for a total repayment of US$1,040,000.

Changes to the loans payable balance during the year ending April 30, 2020 and the year ending April 30, 2021 are as follows:

	Principal	Interest	Discount	Total
Balance, April 30, 2019	$4,341	$377	$(130)	$4,588
Discount	-	-	115	115
Interest paid on bond	-	(514)	-	(514)
Interest accrual	-	349	-	349
Loan repayment	(1,411)	-	-	(1,411)
Foreign exchange adjustment	69	-	-	69
Balance, April 30, 2020	2,999	212	(15)	3,196
Discount	-	-	15	15
Loan repayment	(2,999)	-	-	(2,999)
Interest paid on bond	-	(235)	-	(235)
Interest accrual	-	23	-	23
Balance, April 30, 2021	$-	$-	$-	$-

	April 30, 2021	April 30, 2020
Current	$-	$3,196
Non-Current	$-	$-
	$-	$3,196

11.	Loans payable – (cont’d)

The Company’s financing costs for the year ended April 30, 2021, 2020, and 2019 as reported on its Consolidated Statement of Operations and Comprehensive Loss can be summarized as follows:

For the year ended April 30,	2021	2020	2019
Unwinding of discount on rehabilitation and closure accretion (note 12)	$85	$72	$90
Discount unwinding on debt repaid (note 11)	15	115	101
Lease accretion Starcore (note 10)	20	23	-
San Pedrito Interest (note 8)	-	-	(159)
Interest on diesel equipment lease	-	3	21
Interest expense on debt (note 11)	23	349	325
Bank fees	11	-	-
Interest revenue	(6)	(8)	(67)
	$148	$554	$311